UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4526

Name of Registrant:	Vanguard Quantitative Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

Item 1:	Schedule of Investments

Vanguard Growth and Income Fund

Schedule of Investments

As of June 30, 2008

		Shares	Market Value ($000)
Common Stocks (99.0%)
Consumer Discretionary (7.0%)
	Time Warner, Inc.	7,150,200	105,823
	The Walt Disney Co.	3,173,585	99,016
	Best Buy Co., Inc.	1,202,900	47,635
	NIKE, Inc. Class B	765,000	45,602
*	Big Lots Inc.	1,407,600	43,974
*	GameStop Corp. Class A	753,300	30,433
	The Gap, Inc.	1,591,400	26,529
	Tiffany & Co.	395,200	16,104
	Omnicom Group Inc.	260,200	11,678
	Sherwin-Williams Co.	224,800	10,325
*	The Goodyear Tire & Rubber Co.	525,700	9,373
	Hasbro, Inc.	178,200	6,365
	Wyndham Worldwide Corp.	278,400	4,986
			457,843
Consumer Staples (10.8%)
	The Procter & Gamble Co.	2,649,600	161,122
	Wal-Mart Stores, Inc.	2,685,200	150,908
	Sysco Corp.	3,761,100	103,468
	The Pepsi Bottling Group, Inc.	2,528,600	70,599
	Altria Group, Inc.	3,168,600	65,146
	Philip Morris International Inc.	805,500	39,784
	Coca-Cola Enterprises, Inc.	2,047,400	35,420
	Archer-Daniels-Midland Co.	818,900	27,638
	The Coca-Cola Co.	367,400	19,098
	Wm. Wrigley Jr. Co.	162,500	12,639
	PepsiCo, Inc.	133,700	8,502
	Walgreen Co.	233,200	7,581
			701,905
Energy (16.5%)
	ExxonMobil Corp.	4,007,136	353,149
	ConocoPhillips Co.	2,061,419	194,577
*	National Oilwell Varco Inc.	1,726,400	153,166
	Anadarko Petroleum Corp.	1,453,500	108,780
	Williams Cos., Inc.	2,673,200	107,757
*	Transocean, Inc.	530,800	80,889
	Chevron Corp.	781,200	77,440
			1,075,758
Financials (13.2%)
	Bank of America Corp.	4,281,699	102,204
	American Express Co.	2,279,800	85,880
	ProLogis REIT	1,467,800	79,775
	Prudential Financial, Inc.	1,232,300	73,618
	The Chubb Corp.	1,445,500	70,844
	Northern Trust Corp.	979,500	67,164
	The Goldman Sachs Group, Inc.	367,300	64,241
	AFLAC Inc.	725,800	45,580
	Wachovia Corp.	2,542,150	39,479
	Charles Schwab Corp.	1,869,000	38,389
	State Street Corp.	578,600	37,025
	MetLife, Inc.	699,300	36,902
	Cincinnati Financial Corp.	1,111,208	28,225
	Fifth Third Bancorp	2,432,500	24,763
	NYSE Euronext	324,200	16,424
*	IntercontinentalExchange Inc.	118,400	13,497
	Morgan Stanley	273,300	9,858
	BB&T Corp.	429,200	9,773
	JPMorgan Chase & Co.	217,700	7,469
	Wells Fargo & Co.	313,100	7,436
	American International Group, Inc.	198,700	5,258
			863,804
Health Care (11.2%)
	Bristol-Myers Squibb Co.	5,337,600	109,581
*	Biogen Idec Inc.	1,554,600	86,887
	Merck & Co., Inc.	2,115,300	79,726
	Aetna Inc.	1,860,800	75,418
	Pfizer Inc.	4,167,827	72,812
*	Express Scripts Inc.	1,123,200	70,447
	Stryker Corp.	1,083,800	68,149
	CIGNA Corp.	1,443,800	51,096
	Eli Lilly & Co.	980,800	45,274
*	Varian Medical Systems, Inc.	600,400	31,131
	Medtronic, Inc.	458,500	23,727
*	Thermo Fisher Scientific, Inc.	156,400	8,716
*	St. Jude Medical, Inc.	211,400	8,642
			731,606
Industrials (11.5%)
	General Electric Co.	8,624,700	230,193
	The Boeing Co.	1,636,600	107,557
	Ingersoll-Rand Co.	1,940,500	72,633
	CSX Corp.	984,000	61,805
	Fluor Corp.	297,800	55,415
	Northrop Grumman Corp.	809,000	54,122
*	Allied Waste Industries, Inc.	3,231,500	40,781
	Precision Castparts Corp.	415,700	40,061
*	Jacobs Engineering Group Inc.	387,500	31,271
	L-3 Communications Holdings, Inc.	189,600	17,229
	The Manitowoc Co., Inc.	457,300	14,876
	Deere & Co.	176,400	12,724
	Illinois Tool Works, Inc.	169,600	8,058
	Parker Hannifin Corp.	52,800	3,766

	Goodrich Corp.	56,600	2,686
			753,177
Information Technology (15.9%)
	Microsoft Corp.	6,175,700	169,893
*	Apple Inc.	856,900	143,479
	Hewlett-Packard Co.	3,105,400	137,290
*	Oracle Corp.	4,227,700	88,782
*	Computer Sciences Corp.	1,822,600	85,371
*	Google Inc.	152,640	80,353
	Texas Instruments, Inc.	2,325,400	65,483
*	Juniper Networks, Inc.	2,763,800	61,301
	International Business Machines Corp.	512,900	60,794
	Intel Corp.	2,766,100	59,416
*	Autodesk, Inc.	745,000	25,188
	Corning, Inc.	865,400	19,947
*	Agilent Technologies, Inc.	548,200	19,483
	Jabil Circuit, Inc.	614,800	10,089
*	Cisco Systems, Inc.	362,200	8,425
			1,035,294
Materials (5.4%)
	Monsanto Co.	989,000	125,049
	Freeport-McMoRan Copper & Gold, Inc. Class B	1,022,096	119,780
	E.I. du Pont de Nemours & Co.	894,600	38,369
	Nucor Corp.	427,500	31,922
	Dow Chemical Co.	723,400	25,254
	Alcoa Inc.	409,300	14,579
			354,953
Telecommunication Services (2.9%)
	AT&T Inc.	3,345,300	112,703
	CenturyTel, Inc.	2,084,100	74,173
	Windstream Corp.	296,700	3,662
			190,538
Utilities (4.6%)
	Public Service Enterprise Group, Inc.	3,006,100	138,070
	Duke Energy Corp.	5,479,800	95,239
	American Electric Power Co., Inc.	1,125,300	45,271
	Consolidated Edison Inc.	355,200	13,885
	DTE Energy Co.	197,300	8,373
			300,838

Total Common Stocks (Cost $6,540,929)			6,465,716
Temporary Cash Investments (1.2%)
Money Market Fund (1.1%)
1	Vanguard Market Liquidity Fund, 2.405%	72,702,275	72,702

		Face Amount ($000)	Market Value• ($000)
U.S. Government Obligation (0.1%)
2	U.S. Treasury Bill, 1.889%, 9/18/08	3,900	3,885
Total Temporary Cash Investments (Cost $76,586)			76,587
Total Investments (100.2%) (Cost $6,617,515)			6,542,303
Other Assets and Liabilities (-0.2%)			(15,267)
Net Assets (100%)			6,527,036

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Securities with a value of $3,885,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2008, the cost of investment securities for tax purposes was $6,617,515,000. Net unrealized depreciation of investment securities for tax purposes was $75,212,000, consisting of unrealized gains of $654,100,000 on securities that had risen in value since their purchase and $729,312,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	207	66,297	(3,828)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Structured Broad Market Fund

Schedule of Investments

As of June 30, 2008

		Shares	Market Value ($000
Common Stocks (99.7%)
Consumer Discretionary (8.7%)
	McDonald's Corp.	28,831	1,621
	The Walt Disney Co.	48,990	1,528
	Time Warner, Inc.	94,990	1,406
	Home Depot, Inc.	47,420	1,111
	Target Corp.	21,190	985
	Lowe's Cos., Inc.	44,470	923
	News Corp., Class A	58,990	887
	Omnicom Group Inc.	19,760	887
	Best Buy Co., Inc.	20,190	799
	Comcast Corp. Class A	40,165	762
	CBS Corp.	37,655	734
*	DISH Network Corp.	24,250	710
*	AutoZone Inc.	5,800	702
	The Gap, Inc.	40,800	680
	NIKE, Inc. Class B	11,220	669
*	Hanesbrands Inc.	23,012	625
	Burger King Holdings Inc.	22,900	613
	Darden Restaurants Inc.	19,000	607
*	NVR, Inc.	1,200	600
*	Big Lots Inc.	19,100	597
*	Viacom Inc. Class B	18,395	562
*	Expedia, Inc.	30,400	559
	Autoliv, Inc.	11,100	517
	Carnival Corp.	15,100	498
	VF Corp.	6,900	491
*	Aeropostale, Inc.	14,350	450
*	Dollar Tree, Inc.	11,800	386
*	Ford Motor Co.	71,462	344
	DeVry, Inc.	6,000	322
*	Valassis Communications, Inc.	24,900	312
	Royal Caribbean Cruises, Ltd.	13,600	306
*	The Goodyear Tire & Rubber Co.	17,000	303
*	thinkorswim Group, Inc.	42,100	297
*	Jack in the Box Inc.	13,100	294
	Service Corp. International	26,400	260
	Black & Decker Corp.	4,200	241
	Clear Channel Communications, Inc.	6,000	211
	Ross Stores, Inc.	5,800	206
*	Amazon.com, Inc.	2,553	187
*	Quiksilver, Inc.	18,400	181
*	Lear Corp.	11,900	169
*,^	Jos. A. Bank Clothiers, Inc.	6,158	165
	UniFirst Corp.	3,500	156
	RadioShack Corp.	11,200	137
	Yum! Brands, Inc.	3,400	119
	Regis Corp.	4,500	119
*	DIRECTV Group, Inc.	3,670	95
*	Perry Ellis International Corp.	2,400	51
	Advance Auto Parts, Inc.	1,300	50
	The Stanley Works	1,100	49
*	GameStop Corp. Class A	900	36
	American Greetings Corp. Class A	2,300	28
*	Russ Berrie and Co., Inc.	2,500	20
	Dover Downs Gaming & Entertainment, Inc.	2,800	18
*	Lin TV Corp.	2,900	17
	CBRL Group, Inc.	200	5
			25,607
Consumer Staples (9.4%)
	The Procter & Gamble Co.	68,620	4,173
	Wal-Mart Stores, Inc.	51,065	2,870
	Philip Morris International Inc.	49,950	2,467
	The Coca-Cola Co.	41,790	2,172
	PepsiCo, Inc.	27,730	1,763
	Anheuser-Busch Cos., Inc.	19,490	1,211
	Altria Group, Inc.	58,050	1,194
	Walgreen Co.	26,630	866
	CVS/Caremark Corp.	21,136	836
	Bunge Ltd.	7,600	819
	Archer-Daniels-Midland Co.	22,300	753
	Molson Coors Brewing Co. Class B	13,800	750
	SuperValu Inc.	22,200	686
	Kimberly-Clark Corp.	10,870	650
*	Dr. Pepper Snapple Group, Inc.	29,700	623
	General Mills, Inc.	9,300	565
	Kraft Foods Inc.	19,694	560
	Reynolds American Inc.	11,940	557
*	NBTY, Inc.	16,200	519

	The Kroger Co.	17,500	505
	Herbalife Ltd.	12,700	492
	Nash-Finch Co.	12,589	431
*	Fresh Del Monte Produce Inc.	18,000	424
	Colgate-Palmolive Co.	6,030	417
	Costco Wholesale Corp.	4,870	342
*	Ralcorp Holdings, Inc.	5,900	292
	ConAgra Foods, Inc.	13,500	260
	Sysco Corp.	7,900	217
	Universal Corp. (VA)	1,400	63
			27,477
Energy (15.2%)
	ExxonMobil Corp.	113,720	10,022
	Chevron Corp.	46,165	4,576
	ConocoPhillips Co.	35,400	3,341
	Schlumberger Ltd.	21,600	2,320
	Occidental Petroleum Corp.	20,440	1,837
	Chesapeake Energy Corp.	20,500	1,352
	Apache Corp.	9,140	1,270
	Williams Cos., Inc.	27,100	1,092
	Hess Corp.	8,200	1,035
	Devon Energy Corp.	8,513	1,023
	Murphy Oil Corp.	10,400	1,020
	Noble Corp.	15,600	1,013
*	National Oilwell Varco Inc.	11,400	1,011
	Noble Energy, Inc.	9,900	996
	Anadarko Petroleum Corp.	12,940	968
	EOG Resources, Inc.	7,200	945
	ENSCO International, Inc.	11,130	899
*	Pride International, Inc.	17,500	828
*	Denbury Resources, Inc.	21,700	792
	Newfield Exploration Co.	11,800	770
*	Whiting Petroleum Corp.	7,100	753
*	Plains Exploration & Production Co.	10,300	752
*	Mariner Energy Inc.	18,700	691
*	Transocean, Inc.	4,360	664
*	Unit Corp.	7,700	639
	Halliburton Co.	11,970	635
	Marathon Oil Corp.	8,140	422
	XTO Energy, Inc.	5,500	377
	Frontline Ltd.	5,000	349
*	Gulfmark Offshore, Inc.	5,700	332
*	Swift Energy Co.	4,900	324
*	Stone Energy Corp.	3,900	257
	Spectra Energy Corp.	8,100	233
	Baker Hughes, Inc.	2,560	224
	W&T Offshore, Inc.	3,300	193
	Valero Energy Corp.	3,692	152
*	McMoRan Exploration Co.	5,400	149
	Pioneer Natural Resources Co.	1,500	117
	St. Mary Land & Exploration Co.	1,200	78
*	Superior Energy Services, Inc.	1,100	61
	Berry Petroleum Class A	800	47
			44,559
Financials (14.2%)
	JPMorgan Chase & Co.	65,836	2,259
	Wells Fargo & Co.	81,110	1,926
	Bank of America Corp.	78,882	1,883
	The Goldman Sachs Group, Inc.	9,230	1,614
	Citigroup, Inc.	93,551	1,568
	U.S. Bancorp	46,650	1,301
	Bank of New York Mellon Corp.	31,491	1,191
	Morgan Stanley	31,050	1,120
	ACE Ltd.	17,500	964
	American International Group, Inc.	35,800	947
	The Chubb Corp.	19,270	944
	Northern Trust Corp.	13,100	898
	American Express Co.	22,520	848
	The Travelers Cos., Inc.	19,240	835
	State Street Corp.	12,700	813
	BB&T Corp.	33,380	760
	MetLife, Inc.	13,900	734
	Unum Group	35,000	716
	The Hartford Financial Services Group Inc.	10,970	708
	Discover Financial Services	53,000	698
	Charles Schwab Corp.	33,600	690
*	TD Ameritrade Holding Corp.	37,100	671
	Ameriprise Financial, Inc.	15,700	639
	Wachovia Corp.	40,616	631
	Axis Capital Holdings Ltd.	20,700	617
	PartnerRe Ltd.	8,800	608
	BOK Financial Corp.	11,100	593
	Bank of Hawaii Corp.	12,300	588
	Cullen/Frost Bankers, Inc.	11,500	573
	ProLogis REIT	10,100	549
	Invesco, Ltd.	21,300	511

	Capital One Financial Corp.	13,060	496
	Odyssey Re Holdings Corp.	13,100	465
	HCP, Inc. REIT	14,200	452
*	Nasdaq Stock Market Inc.	15,756	418
	The Allstate Corp.	9,058	413
	WSFS Financial Corp.	9,000	401
	Pacific Capital Bancorp	25,580	353
	Merrill Lynch & Co., Inc.	10,940	347
	Taubman Co. REIT	7,000	341
	Highwood Properties, Inc. REIT	10,629	334
	Associated Banc-Corp.	17,300	334
	Home Properties, Inc. REIT	6,800	327
	Endurance Specialty Holdings Ltd.	10,600	326
	Douglas Emmett, Inc. REIT	14,700	323
	Aspen Insurance Holdings Ltd.	13,400	317
	Hospitality Properties Trust REIT	12,700	311
	Senior Housing Properties Trust REIT	15,600	305
	National Retail Properties REIT	14,500	303
	Mid-America Apartment Communities, Inc. REIT	5,900	301
	Washington REIT	9,900	298
	The St. Joe Co.	8,600	295
	LTC Properties, Inc. REIT	11,300	289
	AFLAC Inc.	4,540	285
	Saul Centers, Inc. REIT	6,000	282
	Prudential Financial, Inc.	4,240	253
*	Knight Capital Group, Inc. Class A	13,700	246
*	Crawford & Co. Class B	30,337	242
	RenaissanceRe Holdings Ltd.	5,300	237
	Plum Creek Timber Co. Inc. REIT	5,300	226
*	Arch Capital Group Ltd.	2,900	192
	CME Group, Inc.	500	192
	Nationwide Health Properties, Inc. REIT	5,500	173
	Camden Property Trust REIT	3,800	168
	Cash America International Inc.	5,100	158
	Tanger Factory Outlet Centers, Inc. REIT	4,400	158
	Fannie Mae	7,790	152
	First Industrial Realty Trust REIT	5,300	146
	First BanCorp Puerto Rico	22,400	142
	Allied Capital Corp.	9,300	129
	City Bank Lynnwood (WA)	13,900	120
	Simon Property Group, Inc. REIT	1,296	117
	PNC Financial Services Group	2,040	116
	Associated Estates Realty Corp. REIT	9,500	102
	Loews Corp.	1,910	90
	New York Community Bancorp, Inc.	4,900	87
	SunTrust Banks, Inc.	1,790	65
	Host Hotels & Resorts Inc. REIT	4,700	64
	International Bancshares Corp.	3,000	64
*	CB Richard Ellis Group, Inc.	3,100	60
	FirstMerit Corp.	3,100	51
	Popular, Inc.	7,100	47
	EastGroup Properties, Inc. REIT	1,000	43
^	Sierra Bancorp	2,000	33
	Oriental Financial Group Inc.	2,100	30
	American Physicians Capital, Inc.	500	24
	Commerce Bancshares, Inc.	600	24
	S & T Bancorp, Inc.	700	20
	Franklin Resources Corp.	110	10
			41,694
Health Care (11.8%)
	Johnson & Johnson	63,507	4,086
	Pfizer Inc.	121,935	2,130
	Merck & Co., Inc.	49,610	1,870
	Abbott Laboratories	25,700	1,361
	Baxter International, Inc.	17,760	1,136
	Eli Lilly & Co.	24,320	1,123
*	Amgen, Inc.	23,015	1,085
*	Genentech, Inc.	13,715	1,041
	Wyeth	20,340	976

*	Gilead Sciences, Inc.	17,880	947
	Cardinal Health, Inc.	17,810	919
	Medtronic, Inc.	16,730	866
*	Express Scripts Inc.	13,700	859
*	St. Jude Medical, Inc.	20,300	830
*	Medco Health Solutions, Inc.	16,285	769
*	Thermo Fisher Scientific, Inc.	13,200	736
*	Laboratory Corp. of America Holdings	9,600	668
	Aetna Inc.	16,380	664
	CIGNA Corp.	17,850	632
*	Forest Laboratories, Inc.	17,600	611
*	DaVita, Inc.	11,300	600
*	Warner Chilcott Ltd.	35,000	593
*	Biogen Idec Inc.	10,600	592
*	Isis Pharmaceuticals, Inc.	41,630	567
*	Watson Pharmaceuticals, Inc.	20,700	562
	AmerisourceBergen Corp.	13,900	556
*	CONMED Corp.	20,700	550
	Perrigo Co.	16,800	534
*	Myriad Genetics, Inc.	11,100	505
	Bristol-Myers Squibb Co.	24,430	502
*	Cynosure Inc.	23,100	458
*	Alnylam Pharmaceuticals Inc.	16,400	438
*	OSI Pharmaceuticals, Inc.	10,200	422
	Covidien Ltd.	8,500	407
*	WellPoint Inc.	8,350	398
	McKesson Corp.	7,100	397
	UnitedHealth Group Inc.	14,875	391
	Becton, Dickinson & Co.	4,420	359
*	AMERIGROUP Corp.	16,400	341
	Schering-Plough Corp.	16,210	319
*	Onyx Pharmaceuticals, Inc.	7,500	267
*	Celgene Corp.	3,600	230
*	Emergent BioSolutions Inc.	21,000	209
*	Lincare Holdings, Inc.	6,000	170
	Universal Health Services Class B	1,600	101
*	Endo Pharmaceuticals Holdings, Inc.	4,100	99
	Ensign Group Inc.	8,500	98
*	Kindred Healthcare, Inc.	3,300	95
*	Invitrogen Corp.	2,100	82
	Stryker Corp.	1,200	75
	Owens & Minor, Inc. Holding Co.	1,100	50
*	Pediatrix Medical Group, Inc.	991	49
*	Enzon Pharmaceuticals, Inc.	5,800	41
*	MedCath Corp.	1,900	34
*	Hospira, Inc.	800	32
*	eResearch Technology, Inc.	1,200	21
*	Bio-Rad Laboratories, Inc. Class A	200	16
			34,469
Industrials (12.0%)
	General Electric Co.	194,980	5,204
	The Boeing Co.	20,060	1,318
	Caterpillar, Inc.	16,776	1,238
	CSX Corp.	17,537	1,102
	Honeywell International Inc.	21,424	1,077
	Union Pacific Corp.	13,900	1,049
	Waste Management, Inc.	25,900	977
	Fluor Corp.	5,200	968
	Lockheed Martin Corp.	9,750	962
	United Technologies Corp.	15,040	928
	United Parcel Service, Inc.	14,880	915
	Cummins Inc.	13,320	873
	Deere & Co.	12,000	866
*	First Solar, Inc.	3,100	846
	L-3 Communications Holdings, Inc.	9,000	818
	Parker Hannifin Corp.	11,400	813
	Robbins & Myers, Inc.	16,200	808
	Raytheon Co.	14,000	788
	Ingersoll-Rand Co.	19,100	715
	Textron, Inc.	14,488	694
	Ryder System, Inc.	10,000	689
	3M Co.	9,830	684
*	Allied Waste Industries, Inc.	53,920	680
	Burlington Northern Santa Fe Corp.	6,770	676
	The Manitowoc Co., Inc.	19,800	644
	Cooper Industries, Inc. Class A	15,400	608
*	AGCO Corp.	11,400	598
	Manpower Inc.	10,102	588
*	EMCOR Group, Inc.	19,600	559

*	Terex Corp.	10,800	555
*	American Reprographics Co.	32,900	548
	GATX Corp.	12,320	546
*	Alliant Techsystems, Inc.	4,800	488
	Emerson Electric Co.	9,540	472
	Genco Shipping and Trading Ltd.	6,400	417
*	TBS International Ltd.	10,400	416
	SPX Corp.	3,000	395
	General Dynamics Corp.	4,250	358
*	United Rentals, Inc.	14,900	292
	Flowserve Corp.	1,600	219
	FedEx Corp.	2,544	200
*	Perini Corp.	5,400	178
*	GrafTech International Ltd.	6,500	174
	Northrop Grumman Corp.	2,530	169
	Arkansas Best Corp.	4,500	165
	Illinois Tool Works, Inc.	3,380	161
*	RSC Holdings Inc.	15,900	147
	Tyco International, Ltd.	2,450	98
*	Gardner Denver Inc.	1,700	97
	Pentair, Inc.	2,100	74
	Danaher Corp.	900	70
	Precision Castparts Corp.	600	58
	Trinity Industries, Inc.	756	26
	Hubbell Inc. Class B	600	24
	Pacer International, Inc.	800	17
	Mueller Industries Inc.	500	16
*	First Advantage Corp. Class A	900	14
			35,079
Information Technology (16.4%)
	Microsoft Corp.	178,297	4,905
	International Business Machines Corp.	31,142	3,691
*	Apple Inc.	16,820	2,816
	Intel Corp.	119,490	2,567
*	Cisco Systems, Inc.	108,650	2,527
	Hewlett-Packard Co.	54,399	2,405
*	Google Inc.	4,330	2,279
*	Oracle Corp.	95,048	1,996
	QUALCOMM Inc.	37,820	1,678
*	Dell Inc.	51,080	1,118
	Texas Instruments, Inc.	35,470	999
	MasterCard, Inc. Class A	3,707	984
	Corning, Inc.	42,170	972
	Western Union Co.	38,600	954
*	Symantec Corp.	48,600	940
	Tyco Electronics Ltd.	26,150	937
*	Yahoo! Inc.	42,470	877
*	EMC Corp.	58,330	857
*	BMC Software, Inc.	21,700	781
	Analog Devices, Inc.	24,500	778
	Accenture Ltd.	19,000	774
*	Western Digital Corp.	22,200	767
*	NVIDIA Corp.	38,550	722
	Seagate Technology	36,200	693
*	Adobe Systems, Inc.	17,100	674
*	Multi-Fineline Electronix, Inc.	23,800	659
*	EarthLink, Inc.	72,300	625
*	Metavante Technologies	26,400	597
*	S1 Corp.	73,900	559
*	SPSS, Inc.	15,100	549
*	Skyworks Solutions, Inc.	49,800	492
*	Plexus Corp.	16,800	465
	Intersil Corp.	17,700	431
*	Visa Inc.	5,100	415
*	MEMC Electronic Materials, Inc.	6,420	395
*	Sohu.com Inc.	5,500	387
*	Marvell Technology Group Ltd.	19,400	343
*	eBay Inc.	11,810	323
	Methode Electronics, Inc. Class A	26,700	279
	PC-Tel, Inc.	25,600	246
*	AsiaInfo Holdings, Inc.	20,100	238
	Applied Materials, Inc.	12,400	237
*	Interwoven Inc.	18,100	217
	CA, Inc.	6,900	159
*	Lexmark International, Inc.	4,600	154
*	Dolby Laboratories Inc.	3,800	153
	Automatic Data Processing, Inc.	3,580	150
	Black Box Corp.	5,200	141
	Integral Systems, Inc.	3,600	139
*	Amkor Technology, Inc.	12,790	133
*	Sybase, Inc.	4,462	131
*	Cymer, Inc.	3,000	81
	United Online, Inc.	7,600	76
	Standard Microsystem Corp.	2,800	76
*	MKS Instruments, Inc.	3,400	74
*	TriQuint Semiconductor, Inc.	9,100	55
	National Semiconductor Corp.	2,400	49

	Motorola, Inc.	6,530	48
*	Harmonic, Inc.	4,500	43
*	Benchmark Electronics, Inc.	2,300	38
*	Convergys Corp.	1,800	27
*	OmniVision Technologies, Inc.	1,400	17
*	Parametric Technology Corp.	900	15
	CSG Systems International, Inc.	1,200	13
			47,920
Materials (4.5%)
	Monsanto Co.	12,726	1,609
	Freeport-McMoRan Copper & Gold, Inc. Class B	9,700	1,137
	Alcoa Inc.	24,610	877
	AK Steel Holding Corp.	11,800	814
	Nucor Corp.	10,800	806
	E.I. du Pont de Nemours & Co.	17,580	754
*	The Mosaic Co.	5,200	752
	CF Industries Holdings, Inc.	4,700	718
	Terra Industries, Inc.	14,300	706
	Reliance Steel & Aluminum Co.	8,300	640
*	Owens-Illinois, Inc.	14,500	605
	International Paper Co.	24,300	566
	Lubrizol Corp.	11,500	533
	Celanese Corp. Series A	11,500	525
	United States Steel Corp.	2,800	517
	Dow Chemical Co.	10,420	364
	Carpenter Technology Corp.	6,900	301
	Praxair, Inc.	3,000	283
	Innophos Holdings Inc.	7,700	246
	Eastman Chemical Co.	2,200	151
	Rock-Tenn Co.	4,200	126
	Glatfelter	9,100	123
*,^	ShengdaTech Inc.	6,567	65
	Schnitzer Steel Industries, Inc. Class A	400	46
	Greif Inc. Class A	600	38
	RPM International, Inc.	900	19
			13,321
Telecommunication Services (3.1%)
	AT&T Inc.	129,029	4,347
	Verizon Communications Inc.	67,830	2,401
	Telephone & Data Systems, Inc.	13,800	652
	Qwest Communications International Inc.	105,300	414
*	Cincinnati Bell Inc.	97,500	388
	Embarq Corp.	7,929	375
	Sprint Nextel Corp.	19,089	181
*	American Tower Corp. Class A	2,900	123
	CenturyTel, Inc.	2,700	96
			8,977
Utilities (4.4%)
	Entergy Corp.	8,900	1,072
	Edison International	18,540	953
	Exelon Corp.	9,740	876
	Dominion Resources, Inc.	18,400	874
	American Electric Power Co., Inc.	21,500	865
*	Mirant Corp.	20,700	810
	Energen Corp.	10,200	796
	Southern Co.	22,460	784
	Public Service Enterprise Group, Inc.	16,400	753
	Xcel Energy, Inc.	35,900	721
	Duke Energy Corp.	40,690	707
	Ameren Corp.	16,700	705
	Consolidated Edison Inc.	18,000	704
	Alliant Energy Corp.	17,600	603
	ITC Holdings Corp.	11,400	583
	DTE Energy Co.	8,300	352
	WGL Holdings Inc.	6,400	222
	FPL Group, Inc.	3,033	199
	SCANA Corp.	2,971	110
	Pepco Holdings, Inc.	2,600	67
			12,756
Total Common Stocks (Cost $300,842)			291,859

Temporary Cash Investments (0.3%)
Money Market Fund (0.2%)
1	Vanguard Market Liquidity Fund, 2.405%	507,064	507

		Face Amount ($000)	Market Value ($000)
U.S. Agency Obligation (0.1%)
2,3	Federal Home Loan Mortgage Corp., 1.740%, 8/29/08	300	299
Total Temporary Cash Investments (Cost $805)			806
Total Investments (100.0%) (Cost $301,647)			292,665
Other Assets and Liabilities - Net (0.0%)			(25)
Net Assets (100%)			292,640

*			Non-income-producing security.
^			Part of security position is on loan to broker-dealers.
1			Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2			The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
3			Securities with a value of $299,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2008, the cost of investment securities for tax purposes was $301,647,000. Net unrealized depreciation of investment securities for tax purposes was $8,982,000, consisting of unrealized gains of $22,088,000 on securities that had risen in value since their purchase and $31,070,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	1	64	—
S&P 500 Index	2	640	(38)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Structured Large-Cap Equity Fund

Schedule of Investments

As of June 30, 2008

		Shares	Market Value ($000)
Common Stocks (99.9%)
Consumer Discretionary (8.1%)
	McDonald's Corp.	105,768	5,946
	The Walt Disney Co.	170,263	5,312
	Comcast Corp. Class A	277,795	5,270
	Time Warner, Inc.	345,780	5,118
	Home Depot, Inc.	159,960	3,746
	Target Corp.	79,593	3,700
	News Corp., Class A	240,444	3,616
*	AutoZone Inc.	27,800	3,364
	Lowe's Cos., Inc.	158,758	3,294
	VF Corp.	43,800	3,118
	Darden Restaurants Inc.	93,600	2,990
*	The Goodyear Tire & Rubber Co.	164,800	2,938
*	Big Lots Inc.	89,100	2,784
	The Gap, Inc.	161,200	2,687
*	Viacom Inc. Class B	71,450	2,182
	Omnicom Group Inc.	42,000	1,885
	Best Buy Co., Inc.	46,750	1,851
	Carnival Corp.	55,007	1,813
	Black & Decker Corp.	29,500	1,697
	CBS Corp.	74,649	1,455
*	Amazon.com, Inc.	16,900	1,239
	NIKE, Inc. Class B	18,300	1,091
	Lennar Corp. Class A	75,600	933
	H & R Block, Inc.	43,100	922
	The Stanley Works	18,500	829
	Johnson Controls, Inc.	24,300	697
	Wyndham Worldwide Corp.	28,166	505
*	DIRECTV Group, Inc.	18,800	487
	D. R. Horton, Inc.	36,300	394
	Jones Apparel Group, Inc.	13,400	184
*	Ford Motor Co.	18,100	87
			72,134
Consumer Staples (10.8%)
	The Procter & Gamble Co.	257,199	15,640
	Wal-Mart Stores, Inc.	200,664	11,277
	Philip Morris International Inc.	185,440	9,159
	The Coca-Cola Co.	141,593	7,360
	PepsiCo, Inc.	108,499	6,900
	CVS/Caremark Corp.	127,226	5,034
	Anheuser-Busch Cos., Inc.	70,886	4,404
	Altria Group, Inc.	209,940	4,316
	General Mills, Inc.	70,600	4,290
	The Kroger Co.	145,400	4,198
	Molson Coors Brewing Co. Class B	64,000	3,477
	Kimberly-Clark Corp.	48,049	2,872
	Archer-Daniels-Midland Co.	78,100	2,636
	Kraft Foods Inc.	88,276	2,512
	Colgate-Palmolive Co.	31,754	2,194
	UST, Inc.	39,700	2,168
	Walgreen Co.	48,099	1,564
	Costco Wholesale Corp.	20,954	1,470
	The Pepsi Bottling Group, Inc.	41,400	1,156
	Reynolds American Inc.	22,700	1,059
	The Estee Lauder Cos. Inc. Class A	21,700	1,008
	SuperValu Inc.	21,400	661
	Sysco Corp.	13,100	360
	ConAgra Foods, Inc.	4,100	79
			95,794
Energy (16.2%)
	ExxonMobil Corp.	399,955	35,248
	Chevron Corp.	173,457	17,195
	ConocoPhillips Co.	132,182	12,477
	Schlumberger Ltd.	82,855	8,901
	Occidental Petroleum Corp.	75,186	6,756
	Chesapeake Energy Corp.	81,400	5,369
	Williams Cos., Inc.	116,800	4,708
	Apache Corp.	32,983	4,585
	Murphy Oil Corp.	45,644	4,475
	Noble Corp.	66,800	4,339
	Noble Energy, Inc.	42,400	4,264
	Devon Energy Corp.	34,134	4,102
	ENSCO International, Inc.	47,700	3,851
	Hess Corp.	29,300	3,697
	Anadarko Petroleum Corp.	49,270	3,687
	Massey Energy Co.	35,600	3,338

*	Transocean, Inc.	17,777	2,709
	Halliburton Co.	48,838	2,592
	Southwestern Energy Co.	40,400	1,924
*	National Oilwell Varco Inc.	21,300	1,890
	Marathon Oil Corp.	35,376	1,835
	XTO Energy, Inc.	26,100	1,788
	EOG Resources, Inc.	11,900	1,561
	Baker Hughes, Inc.	12,800	1,118
	Valero Energy Corp.	19,821	816
	Spectra Energy Corp.	22,100	635
			143,860
Financials (14.2%)
	JPMorgan Chase & Co.	286,006	9,813
	Bank of America Corp.	313,093	7,474
	Wells Fargo & Co.	299,311	7,109
	The Goldman Sachs Group, Inc.	36,377	6,362
	Citigroup, Inc.	363,612	6,094
	U.S. Bancorp	169,602	4,730
	American International Group, Inc.	176,483	4,670
	Bank of New York Mellon Corp.	109,163	4,130
	ACE Ltd.	74,550	4,107
	The Chubb Corp.	82,236	4,030
	Morgan Stanley	103,198	3,722
	Northern Trust Corp.	53,800	3,689
	AFLAC Inc.	51,869	3,257
	Ameriprise Financial, Inc.	77,920	3,169
	Unum Group	154,100	3,151
	Discover Financial Services	234,099	3,083
	State Street Corp.	47,727	3,054
	BB&T Corp.	132,587	3,019
	The Travelers Cos., Inc.	67,851	2,945
	Wachovia Corp.	184,182	2,860
	Hudson City Bancorp, Inc.	168,200	2,806
	American Express Co.	67,243	2,533
	The Hartford Financial Services Group Inc.	38,202	2,467
	Simon Property Group, Inc. REIT	27,236	2,448
	MetLife, Inc.	39,081	2,062
	Fannie Mae	104,296	2,035
	ProLogis REIT	37,300	2,027
	Capital One Financial Corp.	46,098	1,752
	Merrill Lynch & Co., Inc.	51,212	1,624
	Plum Creek Timber Co. Inc. REIT	36,000	1,538
	Charles Schwab Corp.	74,400	1,528
	HCP, Inc. REIT	46,800	1,489
	Prudential Financial, Inc.	22,782	1,361
	Janus Capital Group Inc.	51,200	1,355
*	CB Richard Ellis Group, Inc.	58,600	1,125
	The Allstate Corp.	24,106	1,099
	Lincoln National Corp.	23,400	1,060
	Apartment Investment & Management Co. Class A REIT	30,471	1,038
	Public Storage, Inc. REIT	11,700	945
	CME Group, Inc.	2,100	805
	PNC Financial Services Group	12,151	694
	Loews Corp.	12,143	570
	Safeco Corp.	6,100	410
	SunTrust Banks, Inc.	10,354	375
	Lehman Brothers Holdings, Inc.	15,477	307
	Franklin Resources Corp.	3,033	278
	Freddie Mac	10,469	172
	Assurant, Inc.	2,200	145
	Boston Properties, Inc. REIT	1,100	99
			126,615
Health Care (11.9%)
	Johnson & Johnson	237,869	15,304
	Pfizer Inc.	557,169	9,734
	Merck & Co., Inc.	191,101	7,203
	Wyeth	122,439	5,872
	Abbott Laboratories	100,839	5,341
*	Gilead Sciences, Inc.	88,046	4,662
	Eli Lilly & Co.	95,056	4,388
	Baxter International, Inc.	63,964	4,090
*	Biogen Idec Inc.	70,211	3,924
*	Express Scripts Inc.	62,432	3,916

	Medtronic, Inc.	66,334	3,433
*	Laboratory Corp. of America Holdings	45,300	3,154
	UnitedHealth Group Inc.	120,112	3,153
*	Amgen, Inc.	66,197	3,122
*	WellPoint Inc.	60,855	2,900
*	Thermo Fisher Scientific, Inc.	47,600	2,653
	Cardinal Health, Inc.	51,304	2,646
	CIGNA Corp.	70,730	2,503
	Aetna Inc.	59,413	2,408
*	Forest Laboratories, Inc.	65,300	2,269
	Bristol-Myers Squibb Co.	110,117	2,261
*	Tenet Healthcare Corp.	360,700	2,005
*	St. Jude Medical, Inc.	42,000	1,717
*	Watson Pharmaceuticals, Inc.	57,500	1,562
	AmerisourceBergen Corp.	38,100	1,524
	Schering-Plough Corp.	73,857	1,454
*	Medco Health Solutions, Inc.	27,000	1,274
*	Celgene Corp.	17,300	1,105
	Stryker Corp.	3,650	230
			105,807
Industrials (11.1%)
	General Electric Co.	733,911	19,588
	The Boeing Co.	72,985	4,797
	Caterpillar, Inc.	60,875	4,494
	Waste Management, Inc.	114,100	4,303
	United Parcel Service, Inc.	66,527	4,089
	Union Pacific Corp.	53,196	4,016
	CSX Corp.	62,700	3,938
	United Technologies Corp.	61,954	3,823
	Cummins Inc.	57,500	3,767
	Honeywell International Inc.	72,287	3,635
	Parker Hannifin Corp.	50,700	3,616
	Lockheed Martin Corp.	35,147	3,468
	Burlington Northern Santa Fe Corp.	32,291	3,226
	The Manitowoc Co., Inc.	92,900	3,022
	Cooper Industries, Inc. Class A	76,300	3,014
	Ingersoll-Rand Co.	79,200	2,964
	3M Co.	42,432	2,953
	Raytheon Co.	48,005	2,702
	Fluor Corp.	13,900	2,586
	Ryder System, Inc.	35,700	2,459
	Textron, Inc.	46,320	2,220
	Emerson Electric Co.	41,258	2,040
	General Dynamics Corp.	18,844	1,587
	Deere & Co.	21,800	1,572
	FedEx Corp.	13,144	1,036
	Northrop Grumman Corp.	13,921	931
	Tyco International, Ltd.	16,913	677
	L-3 Communications Holdings, Inc.	6,900	627
	Illinois Tool Works, Inc.	11,808	561
	Danaher Corp.	6,400	495
	Goodrich Corp.	8,100	384
*	Allied Waste Industries, Inc.	7,013	88
			98,678
Information Technology (16.4%)
	Microsoft Corp.	662,833	18,235
	International Business Machines Corp.	116,545	13,814
*	Apple Inc.	72,646	12,164
	Intel Corp.	482,068	10,355
*	Cisco Systems, Inc.	431,789	10,043
	Hewlett-Packard Co.	215,815	9,541
*	Google Inc.	15,955	8,399
*	Oracle Corp.	356,837	7,494
	QUALCOMM Inc.	102,592	4,552
*	Symantec Corp.	215,100	4,162
	Tyco Electronics Ltd.	111,800	4,005
	Texas Instruments, Inc.	136,163	3,834
	Corning, Inc.	162,961	3,756
*	BMC Software, Inc.	95,733	3,446
*	Dell Inc.	153,964	3,369
*	EMC Corp.	220,450	3,238

*	NVIDIA Corp.	170,100	3,184
*	Yahoo! Inc.	150,845	3,116
*	MEMC Electronic Materials, Inc.	44,300	2,726
*	Adobe Systems, Inc.	65,400	2,576
*	Novell, Inc.	374,500	2,206
	Western Union Co.	85,800	2,121
*	Lexmark International, Inc.	59,800	1,999
*	eBay Inc.	55,346	1,513
	Analog Devices, Inc.	43,500	1,382
	CA, Inc.	49,700	1,148
	Applied Materials, Inc.	57,934	1,106
	Automatic Data Processing, Inc.	19,120	801
*	Sun Microsystems, Inc.	68,525	746
	Motorola, Inc.	58,589	430
*	QLogic Corp.	9,400	137
			145,598
Materials (3.9%)
	Monsanto Co.	50,470	6,381
	Nucor Corp.	60,900	4,547
	Freeport-McMoRan Copper & Gold, Inc. Class B	38,100	4,465
	Eastman Chemical Co.	47,400	3,264
	Alcoa Inc.	89,800	3,199
	AK Steel Holding Corp.	36,000	2,484
	Allegheny Technologies Inc.	40,100	2,377
	E.I. du Pont de Nemours & Co.	50,070	2,148
	Dow Chemical Co.	47,758	1,667
	Praxair, Inc.	16,000	1,508
	United States Steel Corp.	7,406	1,369
	International Paper Co.	41,500	967
	Air Products & Chemicals, Inc.	2,600	257
			34,633
Telecommunication Services (3.3%)
	AT&T Inc.	499,172	16,817
	Verizon Communications Inc.	198,080	7,012
	Windstream Corp.	148,500	1,833
	Qwest Communications International Inc.	445,048	1,749
	Sprint Nextel Corp.	110,382	1,049
	Embarq Corp.	12,800	605
	CenturyTel, Inc.	9,900	352
			29,417
Utilities (4.0%)
	Entergy Corp.	37,800	4,554
	Edison International	79,200	4,069
	American Electric Power Co., Inc.	99,100	3,987
	Exelon Corp.	39,375	3,542
	Consolidated Edison Inc.	84,800	3,315
	Dominion Resources, Inc.	65,060	3,090
	FPL Group, Inc.	44,800	2,938
	Public Service Enterprise Group, Inc.	62,100	2,852
	Duke Energy Corp.	146,770	2,551
	Questar Corp.	23,900	1,698
	Southern Co.	33,312	1,163
	Ameren Corp.	23,300	984
	DTE Energy Co.	15,300	649
	CMS Energy Corp.	700	11
			35,403
Total Common Stocks (Cost $910,591)			887,939
Temporary Cash Investments (0.1%)
U.S. Agency Obligations
1,2	Federal Home Loan Mortgage Corp., 1.740%, 8/29/08	300	299
1,2	Federal National Mortgage Assn., 2.037%, 8/18/08	200	200
Total Temporary Cash Investments (Cost $499)			499
Total Investments (100.0%) (Cost $911,090)			888,438
Other Assets and Liabilities-Net (0.0%)			(282)
Net Assets (100%)			888,156

*	Non-income-producing security.
1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

2	Securities with a value of $499,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2008, the cost of investment securities for tax purposes was $911,090,000. Net unrealized depreciation of investment securities for tax purposes was $22,652,000, consisting of unrealized gains of $78,738,000 on securities that had risen in value since their purchase and $101,390,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	10	640	(16)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Structured Large-Cap Growth Fund

Schedule of Investments

As of June 30, 2008

		Shares	Market Value ($000)
Common Stocks (100.1%)
Consumer Discretionary (8.7%)
	McDonald's Corp.	7,864	442
	Target Corp.	7,720	359
	Omnicom Group Inc.	6,902	310
	Best Buy Co., Inc.	7,373	292
	H & R Block, Inc.	11,400	244
*	AutoZone Inc.	2,000	242
*	ITT Educational Services, Inc.	2,700	223
	NIKE, Inc. Class B	3,728	222
*	Big Lots Inc.	7,000	219
	Darden Restaurants Inc.	6,684	214
*	DISH Network Corp.	7,286	213
*	GameStop Corp. Class A	5,100	206
*	The Goodyear Tire & Rubber Co.	11,100	198
	Burger King Holdings Inc.	7,308	196
*	Hanesbrands Inc.	7,200	195
	News Corp., Class A	11,934	180
*	Amazon.com, Inc.	2,000	147
	Marriott International, Inc. Class A	5,000	131
	The Walt Disney Co.	4,142	129
*	Viacom Inc. Class B	3,959	121
*	DIRECTV Group, Inc.	4,460	116
	Time Warner, Inc.	6,849	101
	TJX Cos., Inc.	2,900	91
	Carnival Corp.	2,485	82
	Lowe's Cos., Inc.	3,823	79
	Comcast Corp. Class A	4,029	76
*	Urban Outfitters, Inc.	2,400	75
	Starwood Hotels & Resorts Worldwide, Inc.	1,200	48
	Polo Ralph Lauren Corp.	200	13
*	Las Vegas Sands Corp.	130	6
			5,170
Consumer Staples (11.4%)
	Philip Morris International Inc.	19,869	981
	Wal-Mart Stores, Inc.	16,357	919
	PepsiCo, Inc.	14,111	897
	The Coca-Cola Co.	13,983	727
	The Procter & Gamble Co.	11,149	678
	Altria Group, Inc.	16,669	343
	Costco Wholesale Corp.	4,675	328
	Walgreen Co.	8,910	290
	Anheuser-Busch Cos., Inc.	4,489	279
	Colgate-Palmolive Co.	3,605	249
	CVS/Caremark Corp.	5,184	205
	The Kroger Co.	6,400	185
*	NBTY, Inc.	4,800	154
	General Mills, Inc.	2,000	121
	Herbalife Ltd.	2,700	105
*	Lorillard, Inc.	1,300	90
*	Bare Escentuals, Inc.	4,500	84
	Tyson Foods, Inc.	4,000	60
	Kimberly-Clark Corp.	679	40
	Sysco Corp.	1,194	33
*	Dr. Pepper Snapple Group, Inc.	1,000	21
			6,789
Energy (13.3%)
	Schlumberger Ltd.	9,900	1,064
	Occidental Petroleum Corp.	8,000	719
	ExxonMobil Corp.	7,973	703
*	Transocean, Inc.	2,957	451
	Williams Cos., Inc.	9,700	391
	Hess Corp.	3,000	379
	Noble Corp.	5,452	354
	Murphy Oil Corp.	3,600	353
	Halliburton Co.	6,490	344
	ENSCO International, Inc.	3,697	299
*	Denbury Resources, Inc.	7,408	270
*	National Oilwell Varco Inc.	2,948	262
	Massey Energy Co.	2,700	253
*	Plains Exploration & Production Co.	3,400	248
*	Unit Corp.	2,800	232

*	Whiting Petroleum Corp.	2,100	223
	W&T Offshore, Inc.	3,700	217
*	Mariner Energy Inc.	5,200	192
*	Pride International, Inc.	3,600	170
	Baker Hughes, Inc.	1,939	169
	EOG Resources, Inc.	1,150	151
	Tidewater Inc.	2,200	143
*	Southwestern Energy Co.	2,500	119
*	Weatherford International Ltd.	1,800	89
	Noble Energy, Inc.	800	80
			7,875
Financials (4.3%)
	Northern Trust Corp.	4,130	283
*	TD Ameritrade Holding Corp.	12,800	232
	Charles Schwab Corp.	11,115	228
	American Express Co.	5,927	223
	AFLAC Inc.	3,169	199
	Simon Property Group, Inc. REIT	1,791	161
	The Goldman Sachs Group, Inc.	745	130
*	Nasdaq Stock Market Inc.	4,800	127
	State Street Corp.	1,966	126
	Hudson City Bancorp, Inc.	5,200	87
	Taubman Co. REIT	1,700	83
	CME Group, Inc.	202	77
	Camden Property Trust REIT	1,600	71
	Morgan Stanley	1,900	69
	Discover Financial Services	5,200	69
	Transatlantic Holdings, Inc.	1,200	68
	HCP, Inc. REIT	2,100	67
	Bank of New York Mellon Corp.	1,730	65
	ACE Ltd.	1,100	61
	Ventas, Inc. REIT	1,300	55
	Freddie Mac	2,090	34
	Axis Capital Holdings Ltd.	300	9
	Franklin Resources Corp.	86	8
	Invesco, Ltd.	300	7
			2,539
Health Care (12.3%)
	Abbott Laboratories	12,369	655
*	Gilead Sciences, Inc.	9,270	491
	Johnson & Johnson	7,612	490
	Medtronic, Inc.	8,640	447
	Baxter International, Inc.	6,642	425
	Cardinal Health, Inc.	5,880	303
*	St. Jude Medical, Inc.	7,400	303
*	Express Scripts Inc.	4,678	293
	Merck & Co., Inc.	7,303	275
	Bristol-Myers Squibb Co.	13,018	267
*	Medco Health Solutions, Inc.	5,090	240
*	Genentech, Inc.	3,155	240
*	Forest Laboratories, Inc.	6,294	219
	Schering-Plough Corp.	10,932	215
*	Cephalon, Inc.	3,038	203
*	Warner Chilcott Ltd.	11,600	197
*	DaVita, Inc.	3,600	191
*	Watson Pharmaceuticals, Inc.	7,000	190
	AmerisourceBergen Corp.	4,730	189
*	Invitrogen Corp.	4,800	189
	McKesson Corp.	3,340	187
*	Celgene Corp.	2,900	185
	Aetna Inc.	4,517	183
*	Thermo Fisher Scientific, Inc.	2,500	139
	UnitedHealth Group Inc.	5,149	135
	Stryker Corp.	1,627	102
*	WellCare Health Plans Inc.	2,300	83
	PDL BioPharma Inc.	6,700	71
*	Amgen, Inc.	1,418	67
*	Intuitive Surgical, Inc.	200	54
*	Biogen Idec Inc.	731	41
	Becton, Dickinson & Co.	341	28
			7,297

Industrials (13.4%)
	The Boeing Co.	7,504	493
	Caterpillar, Inc.	6,325	467
	Union Pacific Corp.	5,366	405
	CSX Corp.	6,435	404
	Emerson Electric Co.	8,046	398
	Honeywell International Inc.	7,780	391
	3M Co.	5,226	364
	Lockheed Martin Corp.	3,554	351
	Fluor Corp.	1,700	316
	United Parcel Service, Inc.	4,947	304
	Cummins Inc.	4,570	299
	Waste Management, Inc.	6,758	255
	Textron, Inc.	5,278	253
	SPX Corp.	1,900	250
	United Technologies Corp.	3,982	246
	KBR Inc.	6,500	227
	Deere & Co.	2,900	209
	Precision Castparts Corp.	2,147	207
	Parker Hannifin Corp.	2,900	207
	The Manitowoc Co., Inc.	6,312	205
*	AGCO Corp.	3,900	204
	Burlington Northern Santa Fe Corp.	1,900	190
*	Allied Waste Industries, Inc.	14,409	182
*	First Solar, Inc.	600	164
*	Hertz Global Holdings Inc.	16,000	154
	Raytheon Co.	2,604	147
	L-3 Communications Holdings, Inc.	1,400	127
	GATX Corp.	2,516	111
*	Kirby Corp.	2,100	101
	Dover Corp.	2,000	97
	Ingersoll-Rand Co.	1,700	64
	Danaher Corp.	800	62
	Manpower Inc.	850	49
	Tyco International, Ltd.	500	20
			7,923
Information Technology (28.7%)
	Microsoft Corp.	72,685	2,000
	International Business Machines Corp.	12,607	1,494
*	Apple Inc.	7,812	1,308
*	Cisco Systems, Inc.	49,850	1,160
*	Google Inc.	2,175	1,145
	Intel Corp.	47,020	1,010
	Hewlett-Packard Co.	22,677	1,003
*	Oracle Corp.	37,296	783
	QUALCOMM Inc.	15,603	692
	Texas Instruments, Inc.	13,761	388
	Corning, Inc.	16,407	378
	MasterCard, Inc. Class A	1,390	369
*	Dell Inc.	16,281	356
	Western Union Co.	13,759	340
*	Yahoo! Inc.	14,957	309
	Accenture Ltd.	6,835	278
*	Marvell Technology Group Ltd.	15,700	277
*	Visa Inc.	3,200	260
*	BMC Software, Inc.	7,210	260
*	EMC Corp.	17,194	253
*	salesforce.com, inc.	3,600	246
*	NVIDIA Corp.	13,100	245
*	Adobe Systems, Inc.	6,183	244
*	Western Digital Corp.	7,000	242
	Seagate Technology	11,200	214
*	eBay Inc.	7,656	209
*	Symantec Corp.	10,500	203
*	Genpact, Ltd.	12,500	187
	Applied Materials, Inc.	8,699	166
	Analog Devices, Inc.	5,200	165
	National Semiconductor Corp.	7,502	154
	Automatic Data Processing, Inc.	3,200	134
*	Juniper Networks, Inc.	5,300	118
*	Metavante Technologies	4,500	102
*	Integrated Device Technology Inc.	9,500	94
*	Lexmark International, Inc.	2,400	80
*	MEMC Electronic Materials, Inc.	1,291	79
*	Sohu.com Inc.	900	63
*	Arrow Electronics, Inc.	1,252	38

*	WebMD Health Corp. Class A	100	3
			17,049
Materials (4.8%)
	Monsanto Co.	5,327	674
*	The Mosaic Co.	1,800	260
	Alcoa Inc.	7,300	260
	CF Industries Holdings, Inc.	1,700	260
	Celanese Corp. Series A	4,870	222
	Greif Inc. Class A	3,200	205
*	Owens-Illinois, Inc.	4,800	200
	Praxair, Inc.	2,070	195
	AK Steel Holding Corp.	2,400	166
	Allegheny Technologies Inc.	1,500	89
	Lubrizol Corp.	1,883	87
	Steel Dynamics, Inc.	2,226	87
	Terra Industries, Inc.	1,300	64
	Nucor Corp.	700	52
	Southern Peru Copper Corp. (U.S. Shares)	136	15
			2,836
Telecommunication Services (0.8%)
	Telephone & Data Systems, Inc.	4,200	199
*	American Tower Corp. Class A	4,200	177
	Embarq Corp.	2,100	99
			475
Utilities (2.4%)
*	AES Corp.	15,500	298
	Public Service Enterprise Group, Inc.	5,800	266
	Entergy Corp.	2,100	253
*	Mirant Corp.	6,300	247
	Exelon Corp.	2,172	195
	Sierra Pacific Resources	12,300	156
			1,415
Total Common Stocks (Cost $55,168)			59,368
Temporary Cash Investments (0.3%)
Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 2.405%	29,274	29

		Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.2%)
2	Federal National Mortgage Assn., 2.124%, 8/1/08	100	100
Total Temporary Cash Investments (Cost $128)			129
Total Investments (100.4%) (Cost $55,296)			59,497
Other Assets and Liabilities-Net (-0.4%)			(212)
Net Assets (100%)			59,285

*			Non-income-producing security.
1			Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2			The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2008, the cost of investment securities for tax purposes was $55,296,000. Net unrealized appreciation of investment securities for tax purposes was $4,201,000, consisting of unrealized gains of $6,631,000 on securities that had risen in value since their purchase and $2,430,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Large-Cap Value Fund

Schedule of Investments

As of June 30, 2008

		Shares	Market Value ($000)
Common Stocks (100.0%)
Consumer Discretionary (8.5%)
	The Walt Disney Co.	20,490	639
	Time Warner, Inc.	39,220	580
	Lowe's Cos., Inc.	18,300	380
	Home Depot, Inc.	15,200	356
	Comcast Corp. Class A	17,375	330
	CBS Corp.	16,750	326
	News Corp., Class A	19,410	292
	The Gap, Inc.	16,700	278
*	Expedia, Inc.	12,900	237
	The Stanley Works	5,000	224
	Omnicom Group Inc.	4,800	215
	Barnes & Noble, Inc.	8,500	211
*	TRW Automotive Holdings Corp.	11,400	211
	Autoliv, Inc.	4,500	210
*	NVR, Inc.	400	200
	Lennar Corp. Class A	14,300	177
	Clear Channel Communications, Inc.	4,400	155
	McDonald's Corp.	2,504	141
	Black & Decker Corp.	1,900	109
*	Toll Brothers, Inc.	5,300	99
	Royal Caribbean Cruises, Ltd.	4,400	99
	Target Corp.	2,100	98
	Carnival Corp.	1,400	46
*	Interpublic Group of Cos., Inc.	5,000	43
	International Speedway Corp.	1,100	43
	Limited Brands, Inc.	1,700	29
	Johnson Controls, Inc.	200	6
			5,734
Consumer Staples (8.1%)
	The Procter & Gamble Co.	22,190	1,349
	Kraft Foods Inc.	14,101	401
	Bunge Ltd.	3,200	345
	Wal-Mart Stores, Inc.	6,100	343
	The Coca-Cola Co.	6,190	322
	Archer-Daniels-Midland Co.	9,100	307
	Molson Coors Brewing Co. Class B	5,400	293
	Reynolds American Inc.	6,140	286
*	Dr. Pepper Snapple Group, Inc.	11,900	250
*	Constellation Brands, Inc. Class A	12,300	244
	CVS/Caremark Corp.	5,400	214
	The Kroger Co.	7,300	211
	Altria Group, Inc.	9,430	194
	Anheuser-Busch Cos., Inc.	3,090	192
	SuperValu Inc.	5,400	167
	ConAgra Foods, Inc.	6,700	129
	Kimberly-Clark Corp.	1,570	94
	Alberto-Culver Co.	2,900	76
	Del Monte Foods Co.	4,100	29
			5,446
Energy (18.3%)
	ExxonMobil Corp.	47,210	4,161
	Chevron Corp.	23,290	2,309
	ConocoPhillips Co.	17,574	1,659
	Devon Energy Corp.	5,500	661
	Apache Corp.	4,200	584
	Noble Energy, Inc.	4,000	402
	Anadarko Petroleum Corp.	4,750	355
	Pioneer Natural Resources Co.	4,300	337
	Marathon Oil Corp.	6,400	332
*	Newfield Exploration Co.	4,600	300
	XTO Energy, Inc.	3,800	260
*	Unit Corp.	2,900	241
*	Forest Oil Corp.	2,800	208
	Cimarex Energy Co.	2,500	174
	Valero Energy Corp.	3,900	161
	Occidental Petroleum Corp.	920	83
*	Plains Exploration & Production Co.	1,100	80
	EOG Resources, Inc.	500	65
	ENSCO International, Inc.	300	24
			12,396
Financials (24.9%)
	JPMorgan Chase & Co.	35,680	1,224

	Bank of America Corp.	46,892	1,119
	Wells Fargo & Co.	39,200	931
	Citigroup, Inc.	55,390	928
	The Goldman Sachs Group, Inc.	4,260	745
	U.S. Bancorp	21,670	604
	American International Group, Inc.	22,540	596
	Bank of New York Mellon Corp.	14,143	535
	Morgan Stanley	12,790	461
	The Chubb Corp.	8,500	417
	ACE Ltd.	7,418	409
	Wachovia Corp.	24,340	378
	The Travelers Cos., Inc.	8,300	360
	BB&T Corp.	14,350	327
	MetLife, Inc.	6,110	322
	The Hartford Financial Services Group Inc.	4,500	291
	Invesco, Ltd.	11,800	283
	Unum Group	13,400	274
	Discover Financial Services	20,745	273
	State Street Corp.	4,200	269
	Merrill Lynch & Co., Inc.	8,300	263
*	Arch Capital Group Ltd.	3,700	245
	Ameriprise Financial, Inc.	6,000	244
	Cullen/Frost Bankers, Inc.	4,800	239
	Axis Capital Holdings Ltd.	7,800	233
	RenaissanceRe Holdings Ltd.	5,200	232
	Bank of Hawaii Corp.	4,830	231
	Allied World Assurance Holdings, Ltd.	5,800	230
	ProLogis REIT	4,100	223
	Northern Trust Corp.	3,200	219
	The Allstate Corp.	4,550	207
	Associated Banc-Corp.	10,400	201
	Equity Residential REIT	4,780	183
	Prudential Financial, Inc.	2,850	170
	Fannie Mae	8,327	163
	Everest Re Group, Ltd.	2,000	159
	Loews Corp.	3,200	150
	PNC Financial Services Group	2,600	149
	HCP, Inc. REIT	4,400	140
	Plum Creek Timber Co. Inc. REIT	3,200	137
	Popular, Inc.	20,300	134
	Annaly Mortgage Management Inc. REIT	8,400	130
	Regency Centers Corp. REIT	1,900	112
	Developers Diversified Realty Corp. REIT	3,200	111
	PartnerRe Ltd.	1,600	111
	Capital One Financial Corp.	2,840	108
	Host Hotels & Resorts Inc. REIT	7,500	102
	Apartment Investment & Management Co. Class A REIT	2,912	99
	Nationwide Health Properties, Inc. REIT	3,100	98
	SunTrust Banks, Inc.	2,660	96
	Hospitality Properties Trust REIT	3,700	91
	Mack-Cali Realty Corp. REIT	2,600	89
	Camden Property Trust REIT	2,000	89
	Weingarten Realty Investors REIT	2,600	79
	New York Community Bancorp, Inc.	4,300	77
	The St. Joe Co.	2,100	72
	Raymond James Financial, Inc.	2,400	63
	Vornado Realty Trust REIT	700	62
	Lehman Brothers Holdings, Inc.	3,060	61
*	Nasdaq Stock Market Inc.	1,900	50
	Boston Properties, Inc. REIT	400	36

	Taubman Co. REIT	700	34
	Freddie Mac	2,070	34
	Public Storage, Inc. REIT	400	32
	Douglas Emmett, Inc. REIT	1,300	29
	Countrywide Financial Corp.	6,300	27
	MBIA, Inc.	3,900	17
	Kimco Realty Corp. REIT	312	11
	CapitalSource Inc. REIT	800	9
	Avalonbay Communities, Inc. REIT	50	4
			16,831
Health Care (10.9%)
	Johnson & Johnson	23,690	1,524
	Pfizer Inc.	78,120	1,365
	Merck & Co., Inc.	18,580	700
*	Amgen, Inc.	13,300	627
	Wyeth	12,750	611
	Eli Lilly & Co.	8,130	375
	Cardinal Health, Inc.	5,000	258
*	Tenet Healthcare Corp.	39,800	221
*	DaVita, Inc.	4,000	213
	Universal Health Services Class B	3,300	209
*	Thermo Fisher Scientific, Inc.	3,700	206
*	WellPoint Inc.	3,790	181
*	Watson Pharmaceuticals, Inc.	6,100	166
*	Health Management Associates Class A	24,600	160
*	LifePoint Hospitals, Inc.	5,500	156
	UnitedHealth Group Inc.	5,400	142
	Covidien Ltd.	2,575	123
	Aetna Inc.	2,600	105
			7,342
Industrials (9.5%)
	General Electric Co.	105,550	2,817
	Waste Management, Inc.	9,300	351
	General Dynamics Corp.	3,380	285
	SPX Corp.	1,900	250
	Parker Hannifin Corp.	3,350	239
	CSX Corp.	3,800	239
*	United Rentals, Inc.	12,100	237
	Ryder System, Inc.	3,200	220
*	AGCO Corp.	4,200	220
	United Technologies Corp.	3,300	204
	Raytheon Co.	3,600	203
	FedEx Corp.	2,400	189
*	Alliant Techsystems, Inc.	1,500	152
	Illinois Tool Works, Inc.	3,200	152
	Northrop Grumman Corp.	1,750	117
*	Allied Waste Industries, Inc.	8,700	110
*	Gardner Denver Inc.	1,800	102
	Ingersoll-Rand Co.	2,200	82
	Honeywell International Inc.	1,600	80
	Union Pacific Corp.	1,040	79
	L-3 Communications Holdings, Inc.	700	64
	Tyco International, Ltd.	825	33
	KBR Inc.	800	28
			6,453
Information Technology (3.4%)
	Tyco Electronics Ltd.	11,775	422
*	Symantec Corp.	19,700	381
	Seagate Technology	13,200	253
	CA, Inc.	9,300	215
*	Lexmark International, Inc.	5,900	197
*	Integrated Device Technology Inc.	19,200	191
	Intel Corp.	7,700	165
	Western Union Co.	6,000	148
	Motorola, Inc.	15,280	112
	International Business Machines Corp.	660	78
*	Western Digital Corp.	1,900	66
*	Fairchild Semiconductor International, Inc.	2,700	32

*	EMC Corp.	1,700	25
			2,285
Materials (4.2%)
	Freeport-McMoRan Copper & Gold, Inc. Class B	4,800	563
	Nucor Corp.	5,700	426
	E.I. du Pont de Nemours & Co.	8,000	343
	Dow Chemical Co.	8,210	287
	Reliance Steel & Aluminum Co.	3,700	285
	Eastman Chemical Co.	4,100	282
*	Owens-Illinois, Inc.	5,900	246
	Celanese Corp. Series A	4,638	212
	Alcoa Inc.	4,220	150
*	The Mosaic Co.	500	72
			2,866
Telecommunication Services (5.7%)
	AT&T Inc.	67,013	2,258
	Verizon Communications Inc.	30,440	1,077
	Sprint Nextel Corp.	22,520	214
	Qwest Communications International Inc.	45,100	177
	Telephone & Data Systems, Inc.	2,800	132
*	Clearwire Corp.	2,300	30
			3,888
Utilities (6.5%)
	Edison International	8,000	411
	American Electric Power Co., Inc.	9,700	390
	Dominion Resources, Inc.	7,868	374
	Duke Energy Corp.	18,304	318
	Xcel Energy, Inc.	14,900	299
	Consolidated Edison Inc.	7,600	297
	Entergy Corp.	2,300	277
	Pepco Holdings, Inc.	10,200	262
	Exelon Corp.	2,800	252
	SCANA Corp.	6,700	248
	Southern Co.	6,439	225
	FPL Group, Inc.	3,400	223
	Sierra Pacific Resources	17,500	222
	Alliant Energy Corp.	5,600	192
	Ameren Corp.	3,700	156
	MDU Resources Group, Inc.	3,600	126
	FirstEnergy Corp.	600	49
*	Reliant Energy, Inc.	2,300	49
	DTE Energy Co.	800	34
			4,404
Total Common Stocks (Cost $71,184)			67,645
Temporary Cash Investments (1.1%)
Money Market Fund (0.8%)
1	Vanguard Market Liquidity Fund, 2.405%	524,122	524

		Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligation (0.3%)
2,3	Federal National Mortgage Assn., 2.124%, 8/1/08	200	200
Total Temporary Cash Investments (Cost $723)			724
Total Investments (101.1%) (Cost $71,907)			68,369
Other Assets and Liabilities-Net (-1.1%)			(749)
Net Assets (100%)			67,620

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
3	Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2008, the cost of investment securities for tax purposes was $71,907,000. Net unrealized depreciation of investment securities for tax purposes was $3,538,000, consisting of unrealized gains of $6,741,000 on securities that had risen in value since their purchase and $10,279,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 0.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	2	128	—
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 19, 2008

VANGUARD QUANTITATIVE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 19, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.